CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 19,296	$ 550,458
Accounts receivable, net	2,381	3,879
Accounts receivable - related party, net	1,249,683	798,147
Inventory	538,187	325,657
Prepaid expenses and deferred charges	60,713	137,858
Total Current Assets	1,870,260	1,815,999
Property, Equipment and Leasehold Improvements, net	328,370	432,110
Other Assets
Intangible assets, net	2,960,067	3,195,689
Investment in unconsolidated subsidiary	0	0
Deposits	18,069	18,069
Total Other Assets	2,978,136	3,213,758
TOTAL ASSETS	5,176,766	5,461,867
Current Liabilities
Accounts payable	1,986,356	1,536,612
Accrued liabilities	327,001	273,201
Accrued interest	11,764	0
Promissory notes payable, net of unamortized debt discount and debt issuance costs, current portion	405,275	0
Deferred revenue, current portion	64,100	58,959
Total Current Liabilities	2,794,496	1,868,772
Long Term Liabilities
Promissory notes payable, net of unamortized debt discount, debt issuance costs, and current portion	44,728	0
Deferred revenue, net of current portion	841,435	839,174
Total Long Term Liabilities	886,163	839,174
TOTAL LIABILITIES	$ 3,680,659	$ 2,707,946
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock - $0.001 par value; 20,000 shares authorized; Preferred Stock Series A, 1,000 shares designated; no shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	$ 0	$ 0
Common Stock - $0.001 par value; 200,000,000 shares authorized; 24,819,534 and 24,458,018 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	24,820	24,458
Additional paid-in capital	56,499,358	56,289,882
Accumulated (deficit)	(55,028,071)	(53,560,419)
TOTAL STOCKHOLDERS' EQUITY	1,496,107	2,753,921
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,176,766	$ 5,461,867